Disclosures on the effects of fluctuations in foreign currency exchange rates - Liabilities Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 6,451,081	$ 6,297,502
Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,768,836	2,218,816
Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,190,794	991,604
Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	578,042	1,227,212
Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,682,245	4,078,686
Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	92	39,881
Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	361,763	375,192
Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	293,291	129,683
Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	684,337	30,022
Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,342,762	3,503,908
Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	470,755	1,163,468
Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	142,578	367,877
Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	328,177	795,591
Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	22,196	23,011
Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	22,196	23,011
Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	384,220	471,449
Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	366,639	453,496
Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	17,581	17,953
Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	53,406	10,265
Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	5,818	4,438
Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	47,588	5,827
Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	320,005	311,197
Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	311,851	41,036
Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	8,154	270,161
Current tax liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		79,841
Current tax liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Current tax liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	113,094	79,841
Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	113,094
Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	68,093	31,546
Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	67,674	31,546
Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	419	0
Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	337,067	128,039
Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	296,234	93,211
Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	40,833	34,828
Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,220,557	3,600,582
Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,791	0
Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	293,291	129,683
Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	634,952	0
Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,290,523	3,470,899
Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	50,782	60,801
Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,397	30,779
Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	49,385	30,022
Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	54,444	53,317
Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	20,837	33,651
Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	33,607	19,666
Deferred tax liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	311,213	298,379
Deferred tax liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	311,213	298,379
Deferred tax liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	45,249	65,607
Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	92	39,881
Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	26,525	12,383
Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 18,632	13,343
USD | Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 448,594	1,144,954
USD | Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	120,769	349,671
USD | Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 327,825	795,283
USD | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 14,246	14,311
USD | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 14,246	14,311
USD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 94,317	117,303
USD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	81,056	102,724
USD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 13,261	14,579
USD | Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 47,588	5,827
USD | Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 47,588	5,827
USD | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 319,498	298,225
USD | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	311,344	28,064
USD | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 8,154	270,161
USD | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 108,123	68,300
USD | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 108,123	68,300
USD | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 64,230	29,265
USD | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	63,811	29,265
USD | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 419	0
USD | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 254,003	38,827
USD | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	253,895	38,607
USD | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 108	$ 220
USD | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 3,398,505	$ 3,249,911
USD | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,791	0
USD | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	293,291	129,683
USD | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	448,360	0
USD | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,655,063	$ 3,120,228
USD | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 18,781	$ 34,177
USD | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,391	23,456
USD | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	17,390	10,721
USD | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Non-current Trade and other payables | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 0	$ 0
USD | Non-current Trade and other payables | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 44,428	$ 53,317
USD | Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	20,837	33,651
USD | Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 23,591	$ 19,666
USD | Deferred tax liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 311,213	$ 298,379
USD | Deferred tax liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	311,213	298,379
USD | Deferred tax liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 1,225	$ 27,255
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	1,529
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,225	12,383
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	13,343
CLF | Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 22,161	18,514
CLF | Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	21,809	18,206
CLF | Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 352	308
CLF | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 1,680	2,433
CLF | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,680	2,433
CLF | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 10,607	5,020
CLF | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	10,607	5,020
CLF | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLF | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 822,052
CLF | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	186,592
CLF | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 635,460
CLF | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 5,628	$ 7,287
CLF | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	6	7,287
CLF | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	5,622	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 3,832	2,828
MXN | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3,832	2,828
MXN | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 341	1,484
MXN | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 341	1,484
MXN | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 310	271
MXN | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	310	271
MXN | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 971	890
MXN | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	971	890
MXN | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
MXN | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 4,240	$ 19,245
MXN | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,240	19,245
MXN | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
MXN | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 425	$ 294
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	294
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	425	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
EUR | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 465	451
EUR | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 465	451
EUR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 79,479	99,605
EUR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	79,420	99,605
EUR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 59	0
EUR | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 1,271	1,139
EUR | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,271	1,139
EUR | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 380	0
EUR | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	380	0
EUR | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
EUR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 6,196	4,050
EUR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,579	4,050
EUR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3,617	$ 0
EUR | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR	EUR
Liabilities held in foreign currencies	$ 2,398	$ 0
EUR | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,398	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
EUR | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR	EUR
Liabilities held in foreign currencies	$ 87	$ 87
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	87
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 87	0
AUD | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 1,278	2,671
AUD | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,278	2,671
AUD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 27,500	36,431
AUD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	27,500	36,431
AUD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
AUD | Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 5,818	4,438
AUD | Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	5,818	4,438
AUD | Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
AUD | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 28	388
AUD | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 28	388
AUD | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 2,252	939
AUD | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,252	939
AUD | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
AUD | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency		AUD
Liabilities held in foreign currencies		$ 0
AUD | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
AUD | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		$ 0
AUD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD	AUD
Liabilities held in foreign currencies	$ 268	$ 180
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	180
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 268	0
INR | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Liabilities held in foreign currencies	$ 18	35
INR | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
INR | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 18	35
INR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Liabilities held in foreign currencies	$ 240	29
INR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	240	29
INR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
INR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	INR
Liabilities held in foreign currencies	$ 39	0
INR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	39	0
INR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
BRL | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 37	16
BRL | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
BRL | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 37	16
BRL | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 181	6
BRL | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	181	6
BRL | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
BRL | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 29	0
BRL | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
BRL | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 29	0
BRL | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 49	18
BRL | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	49	18
BRL | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
BRL | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 52
BRL | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
BRL | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
BRL | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
BRL | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	52
BRL | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0
THB | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	THB
Liabilities held in foreign currencies	$ 0	0
THB | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
THB | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 36	0
CLP | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 36	0
CLP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 153,017	176,477
CLP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	153,014	176,474
CLP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3	3
CLP | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 507	480
CLP | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	507	480
CLP | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 0	290
CLP | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	290
CLP | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 666	930
CLP | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	666	930
CLP | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 74,010	67,326
CLP | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	36,935	32,749
CLP | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 37,075	$ 34,577
CLP | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 15	$ 92
CLP | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	36
CLP | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	15	56
CLP | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLP | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 43,152	$ 37,791
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	37,791
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	24,875	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 18,277	0
CNY | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 561	0
CNY | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CNY | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 561	0
CNY | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 16,029	33,052
CNY | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	12,657	33,052
CNY | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3,372	0
CNY | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 1,544	8,644
CNY | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CNY | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 1,544	8,644
CNY | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 492	12,287
CNY | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	475	12,287
CNY | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 17	0
GBP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Liabilities held in foreign currencies	$ 41	18
GBP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	41	18
GBP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ZAR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 1,351	1,562
ZAR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,351	0
ZAR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	1,562
ZAR | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 522	33
ZAR | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
ZAR | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 522	33
ZAR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 882	787
ZAR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	866	756
ZAR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 16	31
AED | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Liabilities held in foreign currencies	$ 0	0
AED | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AED | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 43	0
JPY | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 43	0
JPY | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 0	0
JPY | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 0	12,492
JPY | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	12,492
JPY | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 63	143
JPY | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 63	143
JPY | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 32	93
JPY | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	32	93
JPY | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
JPY | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 19,668
JPY | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
JPY | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
JPY | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
JPY | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	19,668
JPY | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0
JPY | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency		JPY
Liabilities held in foreign currencies		$ 0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
CHF | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CHF
Liabilities held in foreign currencies	$ 21	21
CHF | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	21	21
CHF | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
COP | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 0	266
COP | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
COP | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	266
COP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 398	325
COP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
COP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 398	325
COP | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 0	90
COP | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
COP | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	90
COP | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 269	233
COP | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	269	233
COP | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CAD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CAD
Liabilities held in foreign currencies	$ 59	9
CAD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	59	9
CAD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
KRW | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 147	107
KRW | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	107
KRW | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 147	0
KRW | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 806	381
KRW | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
KRW | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 806	381
KRW | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 3	1,978
KRW | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3	1,978
KRW | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
PEN | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 492	0
PEN | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	492	0
PEN | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
PEN | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 708	433
PEN | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
PEN | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 708	433
PEN | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 255	141
PEN | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	255	141
PEN | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
PEN | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 121	96
PEN | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	121	96
PEN | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ARS | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ARS
Liabilities held in foreign currencies	$ 0	1,454
ARS | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	1,454
ARS | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLF | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency		CLF
Liabilities held in foreign currencies		$ 350,671
CLF | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		$ 350,671
Australia, Dollars | Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 10,016
Australia, Dollars | Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Australia, Dollars | Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Australia, Dollars | Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Australia, Dollars | Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Australia, Dollars | Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 10,016
Japan, Yen | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 92
Japan, Yen | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	92
Japan, Yen | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0